Concentration of Revenues and Cost of Revenue (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	55.52%	36.50%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	51.24%		45.42%
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	31.99%	25.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	40.54%		28.12%